UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23286

HARVEST VOLATILITY EDGE TRUST

(Exact name of registrant as specified in charter)

420 Lexington Ave., Suite 2620, New York, New York 10170

(Address of principal executive offices) (Zip code)

Curtis F. Brockelman, Jr.

c/o Harvest Volatility Management, LLC

420 Lexington Ave., Suite 2620

New York, New York 10170

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 682-7822

Date of fiscal year end: October 31

Date of reporting period: November 1, 2018 – January 31, 2019

Item 1. Schedule of Investments.

THE HARVEST EDGE ABSOLUTE FUND

SCHEDULE OF INVESTMENTS

January 31, 2019 (UNAUDITED)

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (24.44%)
SPDR® Bloomberg Barclays 1-3 Month T-Bill ETF (a)	22,358	$2,048,440

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,043,968)		2,048,440

PURCHASED OPTIONS (3.41%)(b)
S&P 500® Index	256	286,235

TOTAL PURCHASED OPTIONS
(Cost $288,340)		286,235

	Yield	Principal
SHORT TERM INVESTMENTS (78.67%)
United States Treasury Bill, 03/07/2019(a)(c)	2.33%	$6,608,000	6,593,334

TOTAL SHORT TERM INVESTMENTS
(Cost $6,593,493)			6,593,334
TOTAL INVESTMENTS (106.52%)
(Cost $8,925,801)			$8,928,009

WRITTEN OPTIONS (premiums received $569,003) (-8.78%)			(735,635)

Other Assets In Excess Of Liabilities (2.26%)			188,799

NET ASSETS (100.00%)			$8,381,173

(a)	All or a portion of this security is held as collateral for the written call and put options. As of January 31, 2019, the total value of securities held as collateral for the written options is $4,901,612.
(b)	See Purchased Options schedule for more details.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Purchased Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,825	03/01/2019	31	$8,382,710	$13,025	$12,555	$(470)
S&P 500® Index	$2,725	03/15/2019	34	9,193,940	111,016	143,140	32,124
S&P 500® Index	$2,850	03/29/2019	32	8,653,120	29,893	30,400	507
S&P 500® Index	$2,900	04/05/2019	31	8,382,710	14,575	15,190	615
				$34,612,480	$168,509	$201,285	$32,776

Purchased Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,500	03/01/2019	31	$8,382,710	$22,945	$19,685	$(3,260)
S&P 500® Index	$2,350	03/15/2019	34	9,193,940	30,096	14,280	(15,816)
S&P 500® Index	$2,275	03/29/2019	32	8,653,120	28,965	14,560	(14,405)
S&P 500® Index	$2,410	04/05/2019	31	8,382,710	37,825	36,425	(1,400)
				$34,612,480	$119,831	$84,950	$(34,881)

Total Purchased Options				$69,224,960	$288,340	$286,235	$(2,105)

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,775	03/01/2019	31	$8,382,710	$(39,674)	$(38,905)	$769
S&P 500® Index	$2,650	03/15/2019	34	9,193,940	(68,346)	(306,000)	(237,654)
S&P 500® Index	$2,775	03/29/2019	32	8,653,120	(83,514)	(93,600)	(10,086)
S&P 500® Index	$2,810	04/05/2019	31	8,382,710	(61,374)	(62,775)	(1,401)
				$34,612,480	$(252,908)	$(501,280)	$(248,372)

Written Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,625	03/01/2019	31	$8,382,710	$(67,264)	$(58,125)	$9,139
S&P 500® Index	$2,500	03/15/2019	34	9,193,940	(71,563)	(36,890)	34,673
S&P 500® Index	$2,475	03/29/2019	32	8,653,120	(78,074)	(44,480)	33,594
S&P 500® Index	$2,580	04/05/2019	31	8,382,710	(99,194)	(94,860)	4,334
				$34,612,480	$(316,095)	$(234,355)	$81,740

Total Written Options				$69,224,960	$(569,003)	$(735,635)	$(166,632)

See Notes to Quarterly Schedule of Investments and Schedule of Purchased and Written Options for more details.

THE HARVEST EDGE EQUITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2019 (UNAUDITED)

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (97.92%)
iShares® Core S&P 500® ETF (a)	949	$257,701
SPDR® S&P 500® ETF Trust (a)	955	257,783
Vanguard S&P 500® ETF (a)	1,039	257,683
Vanguard Total Stock Market ETF (a)	1,861	257,804

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,021,205)		1,030,971

PURCHASED OPTIONS (1.66%)(b)
S&P 500® Index	16	17,480

TOTAL PURCHASED OPTIONS
(Cost $17,688)		17,480

TOTAL INVESTMENTS (99.58%)
(Cost $1,038,893)		$1,048,451

WRITTEN OPTIONS (premiums received $35,583) (-4.30%)		(45,230)

Other Assets In Excess Of Liabilities (4.72%)		49,612

NET ASSETS (100.00%)		$1,052,833

(a)	All or a portion of this security is held as collateral for the written call and put options. As of January 31, 2019, the total value of securities held as collateral for the written options is $379,189.
(b)	See Purchased Options schedule for more details.

Purchased Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,825	03/01/2019	2	$540,820	$841	$810	$(31)
S&P 500® Index	$2,725	03/15/2019	2	540,820	6,531	8,420	1,889
S&P 500® Index	$2,850	03/29/2019	2	540,820	1,869	1,900	31
S&P 500® Index	$2,900	04/05/2019	2	540,820	942	980	38
				$2,163,280	$10,183	$12,110	$1,927

Purchased Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,500	03/01/2019	2	$540,820	$1,481	$1,270	$(211)
S&P 500® Index	$2,350	03/15/2019	2	540,820	1,771	840	(931)
S&P 500® Index	$2,275	03/29/2019	2	540,820	1,811	910	(901)
S&P 500® Index	$2,410	04/05/2019	2	540,820	2,442	2,350	(92)
				$2,163,280	$7,505	$5,370	$(2,135)

Total Purchased Options				$4,326,560	$17,688	$17,480	$(208)

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,775	03/01/2019	2	$540,820	$(2,559)	$(2,510)	$49
S&P 500® Index	$2,650	03/15/2019	2	540,820	(4,020)	(18,000)	(13,980)
S&P 500® Index	$2,775	03/29/2019	2	540,820	(5,219)	(5,850)	(631)
S&P 500® Index	$2,810	04/05/2019	2	540,820	(3,959)	(4,050)	(91)
				$2,163,280	$(15,757)	$(30,410)	$(14,653)

Written Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,625	03/01/2019	2	$540,820	$(4,339)	$(3,750)	$589
S&P 500® Index	$2,500	03/15/2019	2	540,820	(4,209)	(2,170)	2,039
S&P 500® Index	$2,475	03/29/2019	2	540,820	(4,879)	(2,780)	2,099
S&P 500® Index	$2,580	04/05/2019	2	540,820	(6,399)	(6,120)	279
				$2,163,280	$(19,826)	$(14,820)	$5,006

Total Written Options				$4,326,560	$(35,583)	$(45,230)	$(9,647)

See Notes to Quarterly Schedule of Investments and Schedule of Purchased and Written Options for more details.

THE HARVEST EDGE BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2019 (UNAUDITED)

	Contracts/ Shares	Value
EXCHANGE-TRADED FUNDS (96.82%)
Schwab U.S. Aggregate Bond ETF (a)	4,798	$245,466
SPDR® Portfolio Aggregate Bond ETF (a)	8,742	246,000
iShares® Core U.S. Aggregate Bond ETF (a)	2,280	245,009
Vanguard Total Bond Market ETF (a)	3,050	244,274

TOTAL EXCHANGE-TRADED FUNDS
(Cost $974,845)		980,749

PURCHASED OPTIONS (0.86%)(b)
S&P 500® Index	8	8,740

TOTAL PURCHASED OPTIONS
(Cost $8,848)		8,740

TOTAL INVESTMENTS (97.68%)
(Cost $983,693)		$989,489

WRITTEN OPTIONS (premiums received $17,787) (-2.23%)		(22,615)

Other Assets In Excess Of Liabilities (4.55%)		46,163

NET ASSETS (100.00%)		$1,013,037

(a)	All or a portion of this security is held as collateral for the written call and put options. As of January 31, 2019, the total value of securities held as collateral for the written options is $266,894.
(b)	See Purchased Options schedule for more details.

Purchased Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,825	03/01/2019	1	$270,410	$421	$405	$(16)
S&P 500® Index	$2,725	03/15/2019	1	270,410	3,266	4,210	944
S&P 500® Index	$2,850	03/29/2019	1	270,410	935	950	15
S&P 500® Index	$2,900	04/05/2019	1	270,410	472	490	18
				$1,081,640	$5,094	$6,055	$961

Purchased Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,500	03/01/2019	1	$270,410	$741	$635	$(106)
S&P 500® Index	$2,350	03/15/2019	1	270,410	886	420	(466)
S&P 500® Index	$2,275	03/29/2019	1	270,410	906	455	(451)
S&P 500® Index	$2,410	04/05/2019	1	270,410	1,221	1,175	(46)
				$1,081,640	$3,754	$2,685	$(1,069)

Total Purchased Options				$2,163,280	$8,848	$8,740	$(108)

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,775	03/01/2019	1	$270,410	$(1,279)	$(1,255)	$24
S&P 500® Index	$2,650	03/15/2019	1	270,410	(2,009)	(9,000)	(6,991)
S&P 500® Index	$2,775	03/29/2019	1	270,410	(2,609)	(2,925)	(316)
S&P 500® Index	$2,810	04/05/2019	1	270,410	(1,979)	(2,025)	(46)
				$1,081,640	$(7,876)	$(15,205)	$(7,329)

Written Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
S&P 500® Index	$2,625	03/01/2019	1	$270,410	$(2,169)	$(1,875)	$294
S&P 500® Index	$2,500	03/15/2019	1	270,410	(2,104)	(1,085)	1,019
S&P 500® Index	$2,475	03/29/2019	1	270,410	(2,439)	(1,390)	1,049
S&P 500® Index	$2,580	04/05/2019	1	270,410	(3,199)	(3,060)	139
				$1,081,640	$(9,911)	$(7,410)	$2,501

Total Written Options				$2,163,280	$(17,787)	$(22,615)	$(4,828)

See Notes to Quarterly Schedule of Investments and Schedule of Purchased and Written Options for more details.

Harvest Volatility Edge Trust

Notes to Quarterly Schedule of Investments
January 31, 2019 (Unaudited)

Note 1 — Organization and Registration

Harvest Volatility Edge Trust (the “Trust”) is an open end management investment company created as a Delaware business statutory trust on August 28, 2017 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three separate series to investors: Harvest Edge Absolute Fund, Harvest Edge Equity Fund and Harvest Edge Bond Fund (each a “Fund” and collectively, the “Funds”). The Fund's investment adviser is Harvest Volatility Management LLC (the "Adviser"). The Funds are open end, diversified management investment companies registered under the 1940 Act.

The Harvest Edge Absolute Fund seeks to provide total return independent of general market direction.

The Harvest Edge Equity Fund seeks investment results that generally correspond to the total return performance of U.S. large capitalization equity securities while generating incremental income.

The Harvest Edge Bond Fund seeks investment results that generally correspond to the total return performance of bonds while generating incremental income.

The Trust offers Investor and Institutional share classes. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Note 2 — Significant Accounting Policies

Basis of Presentation

Use of Estimates: The preparation of the schedule of investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the schedule of investments during the period reported. Actual amounts may differ from those estimates, and the valuations reflected in the schedule of investments may differ from the value the Funds ultimately realize upon sale of the holdings. The Funds are considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation: The net asset value per common share of the Funds is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Trusts Board of Trustees (“the Board”) using a variety of pricing techniques and methodologies. Shares of Exchange Traded Funds (“ETFs”) will usually be valued in the same manner as equity securities that are traded on an exchange.

The market price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/ dealers that make a market in the security.

An exchange-traded option is valued on the valuation day at the mean of the bid and ask prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options, or by the relevant Exchange or Board of Trade for non-U.S. listed options. Flexible exchange options cleared by the Options Clearing Corporation will be valued by a pricing vendor. When the Fund writes a call option, it records the premium as an asset and equivalent liability and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding sentences.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2019:

Harvest Edge Absolute Fund
Investments, at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,048,440	$–	$–	$2,048,440
Purchased Options	286,235	–	–	286,235
Short Term Investments	–	6,593,334	–	6,593,334
TOTAL	$2,334,675	$6,593,334	$–	$8,928,009
Other Financial Instruments
Liabilities
Written Options	$(735,635)	$–	$–	$(735,635)
TOTAL	$(735,635)	$–	$–	$(735,635)

Harvest Edge Equity Fund
Investments, at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,030,971	$–	$–	$1,030,971
Purchased Options	17,480	–	–	17,480
TOTAL	$1,048,451	$–	$–	$1,048,451
Other Financial Instruments
Liabilities
Written Options	$(45,230)	$–	$–	$(45,230)
TOTAL	$(45,230)	$–	$–	$(45,230)

Harvest Edge Bond Fund
Investments, at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$980,749	$–	$–	$980,749
Purchased Options	8,740	–	–	8,740
TOTAL	$989,489	$–	$–	$989,489
Other Financial Instruments
Liabilities
Written Options	$(22,615)	$–	$–	$(22,615)
TOTAL	$(22,615)	$–	$–	$(22,615)

Note 3 — Derivative Instruments

Derivatives Risk: The options in which the Funds invest are derivatives. They involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. These additional risks include leverage, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. The use of derivatives may also expose a Fund to the performance of securities that the Fund does not own.

Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives may create leverage, and the loss on derivative transactions may substantially exceed the Fund’s initial investment. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out (or sell) or purchase a derivative at a particular time or at an anticipated price.

Options in which the Funds invest are usually traded on an exchange or through a central counterparty. The Fund is thus subject to the credit risk of the clearinghouse. Certain derivatives are subject to mandatory exchange trading and/or clearing. Central clearing is intended to reduce counterparty credit risk and is intended to increase liquidity but does not make derivatives transactions risk-free. To the extent that a Fund invests in options that are not traded on an exchange or through a central counterparty, the Adviser will evaluate the creditworthiness and financial responsibility of any counterparty based on factors deemed relevant by the Adviser. However, any such transaction would be subject to risks associated with the particular counterparty, including its creditworthiness.

The skills necessary to successfully execute options strategies may be different from those for more traditional portfolio management techniques, and if the Adviser is incorrect about its expectations of market conditions, the use of options could also result in a loss that may substantially exceed the Fund’s initial investment. Use of derivatives may also cause a Fund to be subject directly or indirectly to additional regulations, which may generate additional Fund expenses. These practices also entail transactional expenses and may, in some cases, cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates when distributed to shareholders) than if the Fund had not engaged in such transactions.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Harvest Volatility Edge Trust

By:	/s/ Curtis F. Brockelman, Jr.
Name:	Curtis F. Brockelman, Jr.
Title:	President

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Curtis F. Brockelman, Jr.
Name:	Curtis F. Brockelman, Jr.
Title:	President

Date:	March 29, 2019

By:	/s/ P. Joseph Clough
Name:	P. Joseph Clough
Title:	Treasurer

Date:	March 29, 2019